Inventory, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Inventory, Net
Schedule of inventory, net (all finished goods)

($ in thousands)	March 31, 2024	June 30, 2023
Inventory	$115,551	$156,016
Less: Reserves	(7,658)	(9,253)
Inventory, Net	$107,893	$146,763

($ in thousands)	June 30, 2023	June 30, 2022
Inventory	$156,016	$255,236
Less: Reserves	(9,253)	(5,797)
Inventory, Net	$146,763	$249,439